S000074041 [Member] Expense Example - TSW Emerging Markets Fund	Sep. 30, 2025 USD ($)
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,447
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,155
Expense Example, with Redemption, 10 Years	2,601
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	1,027
Expense Example, with Redemption, 10 Years	2,343
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	1,027
Expense Example, with Redemption, 10 Years	$ 2,343